Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Brand, goodwill and tangible asset impairment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	£ 128
Tax effect of impairment	13
Exceptional loss	115
Brands [member] | Brand, goodwill and tangible asset impairment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	40		£ 62
Property, plant and equipment [member] | Brand, goodwill and tangible asset impairment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	35		14
Inventories. | Brand, goodwill and tangible asset impairment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	3
Goodwill [member] | Brand, goodwill and tangible asset impairment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	50		£ 42
Ketel One distribution right [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	£ 1,363	£ 1,385
Computer software [member] | Maximum [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated useful lives		8